MULTIPLE SPONSORED RETIREMENT OPTIONS II

A Deferred Combination Variable and Fixed Annuity Contract

issued by

Voya Retirement Insurance and Annuity Company

and its

Variable Annuity Account C

Supplement Dated June 26, 2020, to the Contract Prospectus and
Contract Prospectus Summary, each Dated May 1, 2020

This supplement updates and amends certain information contained in your variable annuity contract prospectus and contract prospectus summary. Please read it carefully and keep it with your contract prospectus and contract prospectus summary for future reference.

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IMPORTANT INFORMATION ABOUT THE FEDERATED INTERNATIONAL LEADERS FUND

Effective June 29, 2020, the Federated International Leaders Fund will change its name to the Federated Hermes International Leaders Fund. Accordingly, effective June 29, 2020, all references to “Federated International Leaders Fund” appearing in the contract prospectus and contract prospectus summary are to be deleted and replaced with “Federated Hermes International Leaders Fund.”

MORE INFORMATION IS AVAILABLE

More information about the funds available through your contract, including information about the risks associated with investing in them can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting us at:

Customer Service

Defined Contribution Administration
P.O. Box 990063

Hartford, CT 06199-0063

1-800-584-6001

If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Insurance products, annuities and retirement plan funding issued by (third party administrative services may also be provided by) Voya Retirement Insurance and Annuity Company, One Orange Way, Windsor, CT 06095. Securities are distributed by Voya Financial Partners, LLC (member SIPC). Securities may also be distributed through other broker-dealers with which Voya Financial Partners, LLC has selling agreements.

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